Acquisitions and Dispositions of Real Estate Property (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Real estate assets classified as held for sale

	December 31, 2014			December 31, 2013
	Number of Properties Held for Sale	Other Assets	Accounts Payable and Other Liabilities	Number of Properties Held for Sale	Other Assets	Accounts Payable and Other Liabilities
	(Dollars in thousands)
SNFs	4	$5,229	$1,045	1	$631	$—